CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	$ 7,178	$ 7,930
Within 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	7,178
Debt obligations (note 14)	240
Maturities of financial liabilities total	7,418
1 to 5 Years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	0
Debt obligations (note 14)	375
Maturities of financial liabilities total	$ 375